Offerings - Offering: 1	Jul. 10, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	900,000
Proposed Maximum Offering Price per Unit | $ / shares	14.60
Maximum Aggregate Offering Price	$ 13,140,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,011.73
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement also registers hereunder an indeterminate number of shares of common stock issuable as a result of the anti-dilution provisions of the Registrant’s 2018 Long-Term Incentive Plan, as amended (the “2018 Plan”).
(2)Represents 900,000 additional shares of common stock reserved for issuance under the 2018 Plan.
(3)Pursuant to Rule 457(c) and Rule 457(h), the registration fee is calculated on the basis of the average of the high and low sale prices for the common stock on the NYSE on July 7, 2025, $14.60. Pursuant to General Instruction E to Form S-8, the registration fee is calculated only with respect to additional securities registered under the 2018 Plan.